Note 10 - Capital Stock and Reserves	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
10.	CAPITAL STOCK AND RESERVES

Authorized capital stock

Unlimited number of common shares without par value.

Issued capital stock

All issued shares are fully paid.

During the year ended March 31, 2026, the Company:

i)	issued 30,000 common shares at a value of $150,000 pursuant to the Peg North Property option agreement (Note 7).

ii)	issued 17,361 common shares at a value of $75,000 pursuant to the Jean Lake Property option agreement (Note 7).

iii)	issued 51,193 common shares pursuant to RSU settlement resulting in reallocation of share-based reserves of $139,244 from reserves to share capital.

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

10.	CAPITAL STOCK AND RESERVES (Continued)

iv)

issued 129,087 common shares upon exercise of options for gross proceeds of $299,949 resulting in reallocation of share-based reserves of $233,014 from reserves to share capital, of which 10,319 options were exercised cashless and valued at $3,278. The weighted average share price on the date of the option exercise was $4.80.

v)

issued 2,024,988 common shares upon exercise of warrants for gross proceeds of $6,042,784 resulting in reallocation of warrant reserves of $230,400 from reserves to share capital. Foremost’s net proceed from exercises were $5,589,650 and $453,134 was recorded as due to Rio in accordance to the Arrangement (Note 17). The weighted average share price on the date of the warrant exercise was $4.94.

vi)	issued 485,000 common shares to Denison Mines Corp. at a price of $2.20 per share for aggregate consideration of $1,067,000 pursuant to the Investor Rights Agreement.

vii)	issued 1,432,785 common shares as part of the financing for aggregate consideration of $6,529,391. The Company also incurred legal and issuance fees of $571,081 related to the financing

viii)

closed a non-brokered private placement issuing 1,690,200 flow-through units consisting of one flow-through common share and one-half non-flow-through common share purchase warrant at $3.40 per unit for gross proceeds of $5,746,680, of which $Nil was allocated to the warrant component of the unit. Each warrant is exercisable by the holder to purchase an additional common share at a price of $4.40 until March 31, 2028. A value of $1,605,690 was attributed to the flow-through premium liability in connection with the financing. The Company paid a cash finder’s fees of $451,721 and granted 98,892 finder’s warrants (valued at $115,600), entitling the holder to purchase one common share at a price of $3.40 per share until March 31, 2028. All securities issued will be subject to a hold period of four months and one day from the date of issuance. The Company also incurred legal and filing fees of $157,873 related to the private placement. The Company is committed to incur a total of $5,746,680 of qualifying Canadian Exploration Expenses (“CEE”) on or before December 31, 2026. As at March 31, 2026, the Company has incurred $Nil in qualifying CEE and has a balance of $1,605,690 (2025 - $Nil) in flow-through liability.

During the year ended March 31, 2025, the Company:

a)

closed a non-brokered private placement issuing 247,471 flow-through units consisting of one flow-through common share and one non-flow-through common share purchase warrant at $5.88 per unit for gross proceeds of $1,455,129 (of which $105,000 was received in March 2024 as subscriptions received in advance), of which $Nil was allocated to the warrant component of the unit and recorded in reserves. Each warrant is exercisable by the holder to purchase an additional common share at a price of $4.00 until April 29, 2026. A value of $537,012 was attributed to the flow-through premium liability in connection with the financing. If at any time, the volume-weighted average trading price of the common shares on the CSE trades at or above $6.00 for 14 consecutive trading days, the Company may elect to accelerate the expiry date of the warrants by giving notice to the holders, by way of a news release, that the warrants will expire 30 calendar days following the date of such notice. The Company paid a cash finder’s fees of $175 and granted 51 finder’s warrants (valued at $100), entitling the holder to purchase one common share at a price of $3.40 per share until April 29, 2026. All securities issued will be subject to a hold period of four months and one day from the date of issuance. The Company also incurred legal and filing fees of $22,694 related to the private placement. The Company is committed to incur a total of $1,455,129 of qualifying Canadian Exploration Expenses (“CEE”) on or before December 31, 2025. As at March 31, 2026, the Company has incurred $1,455,129 in qualifying CEE and has a balance of $Nil (2025 - $427,776) in flow-through liability.

b)	issued 28,818 common shares at a value of $100,000 as part of the annual payment due under the Peg North Property option agreement (Note 7).

c)	issued 12,106 common shares at a value of $50,000 as a part of the acquisition payments for the Jean Lake option agreement (Note 7).

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

10.	CAPITAL STOCK AND RESERVES (Continued)

d)	issued 1,795,492 common shares at a value of $6,716,449 pursuant to the acquisition of the Athabasca Property (Note 7).

e)

closed a brokered private placement issuing 1,473,000 units consisting of one common share and one common share purchase warrant at $3.00 per unit for gross proceeds of $4,419,000, of which $368,250 was allocated to the warrant component of the unit and recorded in reserves. Each warrant is exercisable by the holder to purchase an additional common share at a price of $4.00 until November 14, 2026.

The Company also issued 1,022,500 flow-through units consisting of one flow-through common share and one flow-through common share purchase warrant for $3.50 per unit for gross proceeds of $3,578,750, of which $255,625 was allocated to the warrant component of the unit and recorded in reserves. Each warrant is exercisable by the holder to purchase an additional common share at a price of $4.00 until November 14, 2026. A value of $511,250 was attributed to the flow-through premium liability in connection with the financing. The Company is committed to incur a total of $3,578,750 of qualifying CEE on or before December 31, 2025. As at March 31, 2026, the Company has incurred $3,578,750 in qualifying CEE and has a balance of $Nil (2025 - $511,250) in flow-through liability.

The Company also issued 550,000 charitable flow-through units consisting of one charitable flow-through common share and one non-flow-through common share purchase warrant for $4.55 per unit for gross proceeds of $2,502,500, of which $137,500 was allocated to the warrant component of the unit and recorded in reserves. Each warrant is exercisable by the holder to purchase an additional common share at a price of $4.00 until November 14, 2026. A value of $852,500 was attributed to the charitable flow-through premium liability in connection with the financing. The Company is committed to incur a total of $2,502,500 of qualifying CEE on or before December 31, 2025. As at March 31, 2026, the Company has incurred $2,502,500 in qualifying CEE and has a balance of $Nil (2025 - $852,500) in flow-through liability.

In connection with these financings, the Company paid commissions of $570,015 and granted 162,730 broker warrants (valued at $201,500). Each broker warrant is exercisable for one common share of the Company at a price of $3.00 per common share until November 14, 2026. The Company also paid other share issuance costs of $82,673.

f)	issued 82,570 common shares pursuant to RSU settlement resulting in reallocation of share-based reserves of $224,591 from reserves to share capital.

During the year ended March 31, 2024, the Company:

a)

closed an underwritten public offering in the United States (the “Offering”). The Company sold 800,000 units, each consisting of one common share and one warrant to purchase one common share, at a public offering price of $6.77 (USD $5.00) per unit. The warrants are exercisable into common shares at a price of USD $6.25 for five years. As the warrants are denominated in a currency other than the functional currency, the Company recognized a derivative liability valued at $823,597 associated with the warrants. As at March 31, 2024, the Company revalued the derivative liability at $656,946 resulting in an unrealized gain on change in fair value of warrants of $166,651 through profit or loss for the year ended March 31, 2024. It was estimated using a Level 1 fair value measurement. The aggregate gross proceeds to the Company from the Offering were $5,418,400 (USD $4,000,000), before deducting underwriting discounts of $387,416 (USD $286,000) and offering expenses. The Company also issued 40,000 underwriter’s warrants (valued at $270,400). All securities issued are free from any resale restrictions under applicable Canadian and United States securities laws. The common shares and unit warrants sold in the Offering began trading on NASDAQ under the symbols FMST and FMSTW, respectively, on August 22, 2023.

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

10.	CAPITAL STOCK AND RESERVES (Continued)

b)

closed Tranche 1 of 2 (see Note 16) on a non-brokered private placement issuing 188,651 flow-through units consisting of one flow-through common share and one non-flow-through share purchase warrant at $5.88 per unit for gross proceeds of $1,109,268 and 152,941 non-flow-through units consisting of one non-flow-through common share and one non-flow-through share purchase warrant at $3.40 per unit for gross proceeds of $520,000. The warrants are exercisable into common shares at a price of $4.00 until March 13, 2026. The Warrants will be subject to an accelerated expiry, if, at any time following the date of issuance, the volume weighted average trading price of the Shares on the Canadian Securities Exchange is or exceeds $6.00 for any 14 consecutive trading days. The Company may elect to accelerate the expiry date of the Warrants and NFT Warrants by giving notice to the holders, by way of a news release, that the Warrants and NFT Warrants will expire 30 calendar days following the date of such notice. In connection with the first tranche closing, cash finder’s fees of $11,134 were paid on the financings and the Company issued 3,274 share purchase finders warrants (valued at $9,700). Each Finder’s warrant entitles the holder to purchase one common share at a price of $3.40 for a two-year period. All of the securities issued under the first tranche of the Offering will be subject to a hold period of four months and one day from the date of issuance expiring on July 14, 2024. A value of $20,143 was attributed to the flow-through premium liability and $377,911 was allocated to reserves in connection with the financing. The Company is committed to incur a total of $1,109,268 of qualifying Canadian Exploration Expenses (“CEE”) on or before December 31, 2025. As at March 31, 2026, the Company has spent $1,109,268 in qualifying CEE.

c)	issued 10,700 common shares at a value of $85,600 as part of the acquisition payments for the Lac Simard South option agreement (see Note 7).

d)	issued 13,072 common shares at a value of $100,000 as part of the acquisition payments for the Peg North option agreement (see Note 7).

e)	issued 6,128 common shares at a value of $50,000 as part of the acquisition payments for the Jean Lake option agreement (see Note 7).

f)	issued 30,900 common shares at a value of $187,872 to a non-related consulting firm for services; and

g)

issued 36,000 common shares upon exercise of options for gross proceeds of $131,400 resulting in reallocation of share-based reserves of $53,400 from reserves to share capital. The weighted average share price on the date of the option exercise was $4.95.

Stock Incentive Plan:

The Board of Directors adopted the Company’s 2023 Stock Incentive Plan which allows the Company to grant equity-based incentive awards (each, an “Award”) in the form of stock options (“Options”), restricted stock units (“RSUs”), performance stock units (“PSUs”) and deferred stock units (“DSUs”) to executive, officers, directors, employees, and consultants. The Stock Incentive Plan was ratified by shareholders at the Annual General and Special Meeting (“AGSM”) on December 20, 2024, and is a fixed number share plan providing an aggregate maximum number of common shares that may be issued upon the exercise or settlement of Awards granted under the plan, not to exceed 1,500,000 common shares, subject to the adjustment provisions provided within the plan. On October 25, 2025, the Board of Directors of the Company approved an amended and restated Stock Incentive Plan, which was ratified by shareholders at the Annual General Meeting (“AGM”) held on December 16, 2025. The amended plan increased the maximum aggregate number of common shares authorized for issuance upon settlement of the stock-based incentive awards grantable thereunder and in accordance with the terms of the Stock Incentive Plan to be equal to 15% of the issued and outstanding common shares at the time of grant calculated on a non-diluted basis.

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

10.	CAPITAL STOCK AND RESERVES (Continued)

Stock options:

The 2025 Stock Incentive Plan supersedes and replaces the Company’s Option Plan, dated as originally adopted by the Board of Directors on December 12, 2023, and ratified by the stockholders of the Company on January 25, 2024.

During the year ended March 31, 2026, the Company

a)	had 223,514 stock options that were cancelled and/or forfeited, resulting in an allocation of share-based reserves of $736,783 to deficit

During the year ended March 31, 2025, the Company:

a)	had 156,589 stock options that were cancelled and/or forfeited, resulting in an allocation of share-based reserves of $619,093 to deficit and reversal of share-based payments of $134,962.

b)

granted stock options for 36,000 shares to a consultant of the Company. The options are exercisable at $3.01 (USD $2.84) per share until July 23, 2029 with an estimated fair value of $112,200 and vest immediately. These options were cancelled during the year ended March 31, 2025.

c)	granted stock options for 83,194 shares to directors and officers of the Company. The options are exercisable at $2.51 per share until April 1, 2029 with an estimated fair value of $167,600.
●	51,323 stock options vested immediately.
●	31,871 stock options vest equally over a three-year period.
●	During the year ended March 31, 2025, the Company recorded share-based compensation of $133,795 for the vested portion of the stock options.
●	During the year ended March 31, 2026, the Company recorded share-based compensation of $24,728 for the vested portion of the stock options.

d)

granted stock options for 55,000 shares to consultants of the Company. The options are exercisable at $2.51 per share until November 15, 2027 with an estimated fair value of $91,100 and vest immediately.

e)

granted stock options for 36,815 shares to a director, an officer and consultants of the Company. The options are exercisable at $2.51 per share until November 15, 2029 with an estimated fair value of $77,400 and vest immediately.

f)

granted stock options for 36,000 shares to a consultant of the Company. The options are exercisable at $1.42 (USD $0.99) per share until February 12, 2030 with an estimated fair value of $39,900 and vest immediately.

g)

granted stock options for 9,200 shares to a director of the Company. The options are exercisable at $1.38 per share until February 12, 2030 with an estimated fair value of $10,200 and vest immediately.

h)

granted stock options for 83,333 shares to a consultant of the Company. The options are exercisable at $1.20 per share until March 27, 2028 with an estimated fair value of $61,800 and vest immediately. These options were cancelled during the year ended March 31, 2026.

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

10.	CAPITAL STOCK AND RESERVES (Continued)

Stock options (Continued):

During the year ended March 31, 2024, the Company:

a)	granted stock options for 17,500 shares to a consultant of the Company. The options are exercisable at $5.65 per share for three years with an estimated fair value of $60,200 and vest immediately.

b)

granted stock options for an aggregate of 40,000 shares to directors and a consultant of the Company. The options are exercisable at $6.60 per share for three years with an estimated fair value of $173,500 and vest immediately.

c)

granted stock options for an aggregate of 85,000 shares to officers of the Company. The options are exercisable at $6.60 per share for five years with an estimated fair value of $445,500 and vest immediately.

d)	granted stock options for 20,000 shares to a director of the Company. The options are exercisable at $5.47 per share for three years with an estimated fair value of $75,500 and vest immediately.

e)	granted stock options for 20,000 shares to an officer of the Company. The options are exercisable at $3.98 per share for five years with an estimated fair value of $66,600 and vest immediately.

f)	granted stock options for 20,000 shares to a consultant of the Company. The options are exercisable at $3.30 per share for two years with an estimated fair value of $36,000 and vest immediately.

g)	had 36,000 stock options exercised by issuing 36,000 shares for proceeds of $131,400; and

h)	had 80,300 stock options that expired or were forfeited, resulting in a reallocation of share-based reserves of $860,158 from reserves to deficit.

i)	granted stock options for 36,000 shares to a consultant of the Company. The options are exercisable at $3.65 per share for one year with an estimated fair value of $53,400 and vest immediately.

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

10.	CAPITAL STOCK AND RESERVES (Continued)

Stock options (Continued):

Stock option transactions for the year ended March 31, 2026, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2025	Granted	Exercised	Forfeited / Expired	Balance March 31, 2026	Exercisable

September 2, 2025	$11.61*	20,000	-	-	(20,000)	-	-
November 20, 2025	$3.34*	6,000	-	-	(6,000)	-	-
December 2, 2025	$8.20*	25,000	-	-	(25,000)	-	-
December 13, 2025	$8.65*	21,000	-	-	(21,000)	-	-
March 26, 2026	$3.01*	20,000	-	(20,000)	-	-	-
August 25, 2026	$5.15*	17,500	-	-	-	17,500	17,500
September 6, 2026	$6.01*	25,000	-	-	(17,500)	7,500	7,500
November 1, 2026	$6.83*	10,000	-	-	-	10,000	10,000
December 1, 2026	$4.98*	20,000	-	-	-	20,000	20,000
November 15, 2027	$2.51*	55,000	-	(40,000)	(15,000)	-	-
March 27, 2028	$1.20	83,333	-	-	(83,333)	-	-
September 6, 2028	$6.01*	60,000	-	-	-	60,000	60,000
April 1, 2029	$2.51*	71,605	-	(38,768)	-	32,837	11,590
November 15, 2029	$2.51*	36,815	-	(20,000)	(10,000)	6,815	6,815
February 12, 2030	$1.42	36,000	-	(10,319)	(25,681)	-	-
February 12, 2030	$1.38	9,200	-	-	-	9,200	9,200

Total		516,453	-	(129,087)	(223,514)	163,852	142,605

Weighted average exercise price		$3.96	$-	$2.50	$4.21	$4.74	$5.07

Weighted average remaining life (years)		2.81				2.05

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

10.	CAPITAL STOCK AND RESERVES (Continued)

Stock options (Continued):

Stock option transactions for the year ended March 31, 2025, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance March 31, 2025	Exercisable

March 8, 2025	$14.12*	4,000	-	-	(4,000)	-	-
September 2, 2025	$11.61*	20,000	-	-	-	20,000	20,000
September 6, 2025	$12.52*	8,000	-	-	(8,000)	-	-
November 20, 2025	$3.64*	6,000	-	-	-	6,000	6,000
December 2, 2025	$8.20*	62,000	-	-	(37,000)	25,000	25,000
December 13, 2025	$8.65*	21,000	-	-	-	21,000	21,000
March 26, 2026	$3.01*	20,000	-	-	-	20,000	20,000
August 25, 2026	$5.15*	17,500	-	-	-	17,500	17,500
September 6, 2026	$6.01*	40,000	-	-	(15,000)	25,000	25,000
November 1, 2026	$6.84*	10,000	-	-	-	10,000	10,000
December 4, 2026	$4.98*	20,000	-	-	-	20,000	20,000
November 15, 2027	$2.51*	-	55,000	-	-	55,000	55,000
March 27, 2028	$1.20	-	83,333	-	-	83,333	83,333
September 6, 2028	$6.01*	85,000	-	-	(25,000)	60,000	60,000
February 15, 2029	$3.98	20,000	-	-	(20,000)	-	-
July 23, 2029	$3.81*	-	36,000	-	(36,000)	-	-
April 1, 2029	2.51*	-	83,194	-	(11,589)	71,605	51,323
November 15, 2029	2.51*	-	36,815	-	-	36,815	36,815
February 12, 2030	1.42	-	36,000	-	-	36,000	36,000
February 12, 2030	1.38	-	9,200	-	-	9,200	9,200

Total		333,500	339,572	-	(156,589)	516,453	496,171

Weighted average exercise price		$7.38	$2.32	$-	$5.86	$3.96	$4.02

Weighted average remaining life (years)		2.61				2.81

* on January 31, 2025, pursuant to the Arrangement Agreement (Note 16), the Company modified the exercise price of certain stock options

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

10.	CAPITAL STOCK AND RESERVES (Continued)

Stock options (Continued):

Stock option transactions for the year ended March 31, 2024, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024	Exercisable

March 1, 2024	$16.50	15,000	-	-	(15,000)	-	-
November 14, 2024	$3.65	-	36,000	(36,000)	-	-	-
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	-	62,000	62,000
December 13, 2025	$9.50	31,000	-	-	(10,000)	21,000	21,000
January 15, 2026	$7.25	35,300	-	-	(35,300)	-	-
March 26, 2026	$3.30	-	20,000	-	-	20,000	20,000
August 25, 2026	$5.65	-	17,500	-	-	17,500	17,500
September 6, 2026	$6.60	-	40,000	-	-	40,000	40,000
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 4, 2026	$5.47	-	20,000	-	-	20,000	20,000
February 16, 2027	$17.50	20,000	-	-	(20,000)	-	-
September 6, 2028	$6.60	-	85,000	-	-	85,000	85,000
February 15, 2029	$3.98	-	20,000	-	-	20,000	20,000
	$-	-	-	-	-	-	-

Total		211,300	238,500	(36,000)	(80,300)	333,500	333,500

Weighted average exercise price		$10.81	$5.87	$4.70	$9.95	$7.38	$7.38

Weighted average remaining life (years)		2.57				2.61

The fair value of stock options granted was calculated using the Black-Scholes option pricing model with the following weighted average assumptions.

	For the year ended March 31, 2026	For the year ended March 31, 2025	For the year ended March 31, 2024

Fair value per option	$-	$1.48	$5.42
Exercise price	$-	$2.13	$5.49
Expected life (years)	-	3.92	3.50
Interest rate	-	2.92%	4.17%
Annualized volatility (based on historical volatility)	-	101%	108%
Dividend yield	-	0.00%	0.00%

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

10.	CAPITAL STOCK AND RESERVES (Continued)

Restricted Share Units (“RSUs”):

The terms and conditions of vesting of each RSU granted is determined by the Board at the time of the grant in accordance with the Company’s Stock Incentive Plan. The Company use the fair value method to recognize the obligation and compensation expense associated with the RSUs. The fair value of RSUs issued is determined on the grant date based on the market price of the common shares on the grant date multiplied by the number of RSUs granted. The fair value is expensed over the vesting term. Upon redemption of the RSU, the carrying amount is recorded as an increase in common share capital and a reduction in the reserve.

During the year ended March 31, 2026, the Company granted 428,718 RSUs to certain directors, officers and consultants of the Company. The total estimated fair value of the RSUs granted was $1,975,710 based on the market value of the Company’s shares at the grant date. The fair value of each RSU is recorded as share-based payments over the vesting period. 142,906 RSUs will vest on April 1, 2026, 142,906 RSUs will vest on April 1, 2027 and 142,906 RSUs will vest on April 1, 2028.

During the year ended March 31, 2025, the Company granted 229,579 RSUs to certain directors, officers and consultants of the Company. The total estimated fair value of the RSUs granted was $614,957 based on the market value of the Company’s shares at the grant date. The fair value of each RSU is recorded as share-based payments over the vesting period. These RSUs will vest as follows:

●	79,317 RSUs vested immediately.
●	48,138 RSUs - 40,276 vest on April 1, 2025 and 7,862 vested immediately upon the resignation of a director.
●	89,674 RSUs vest equally over a three-year period starting on April 1, 2025.
●	5,362 RSUs vest on November 15, 2025.
●	7,088 RSUs vest on April 1, 2025.

During the year ended March 31, 2026, the Company recorded $1,213,011 (2025 - $468,247; 2024 - $Nil) in share-based payments relating to the portion of the RSUs vesting through the year.

Restricted share unit transactions for the year ended March 31, 2026, are summarized as follows:

Grant Date	Balance March 31, 2025	Granted	Settled	Forfeited / Expired	Balance March 31, 2026	Vested (Unsettled)

November 15, 2024	136,913	-	(51,193)	-	85,720	85,720
February 12, 2025	7,088	-	-	-	7,088	7,088
July 2, 2025	-	413,100	-	-	413,100*	-
October 27, 2025	-	15,618	-	-	15,618	-

	144,001	428,718	(51,193)	-	521,526	92,808

*3,499 RSU exercised subsequently

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

10.	CAPITAL STOCK AND RESERVES (Continued)

Restricted Share Units (“RSUs”) (Continued):

Restricted share unit transactions for the year ended March 31, 2025, are summarized as follows:

Grant Date	Balance March 31, 2024	Granted	Settled	Forfeited / Expired	Balance March 31, 2025	Vested (Unsettled)

November 15, 2024	-	222,491	(82,570)	(3,008)	136,913	87,179
February 12, 2025	-	7,088	-	-	7,088	-

	-	229,579	(82,570)	(3,008)	144,001	87,179

Warrants:

A continuity of the warrants for the year ended March 31, 2026, are summarized as follows:

Expiry Date	Exercise Price		Balance March 31, 2025	Granted	Exercised	Forfeited / Expired	Balance March 31, 2026

March 13, 2026		$4.00*	341,592	-	(334,239)*	(7,353)	-
April 29, 2026		$4.00*	247,471	-	(247,471)*	-	-
May 6, 2026		$2.20	-	48,784	(48,784)	-	-
May 20, 2026		$2.20	-	170,000	(150,000)	-	20,000
May 21, 2026		$2.20	-	40,883	(40,883)	-	-
May 23, 2026		$2.20	-	19,971	(19,236)	-	735
May 26, 2026		$2.20	-	2,945	(2,945)	-	-
May 27, 2026		$2.20	-	150,000	(150,000)	-	-
June 4, 2026		$2.20	-	47,911	(40,000)	-	7,911
November 14, 2026		$4.00	3,045,500	-	(828,700)	-	2,216,800
March 31, 2028		$4.40	-	845,100	-	-	845,100
August 24, 2028	$	USD 6.25	800,000	-	-	-	800,000

Total			4,434,563	1,325,594	(1,862,258)	(7,353)	3,890,546

Weighted average exercise price			$4.92	$3.60	$2.98	$4.00	$5.04

Weighted average remaining life (years)			2.04				1.29

* During the year ended March 31, 2026, the Company initiated a warrant incentive program whereby holders who exercised prior to June 5, 2025 were able to exercise at $1.75 and receive one common share and one additional common share purchase incentive warrant exercisable at $2.20 per common share for a period of one year from the date of issuance. During the year ended March 31, 2026, 233,023 warrants (exercise price $4.00) with an expiry date of March 13, 2026 , and 247,471 warrants (exercise price $4.00) with an expiry date of April 29, 2026, were exercised at $1.75.

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

10.	CAPITAL STOCK AND RESERVES (Continued)

Warrants (Continued):

A continuity of the warrants for the year ended March 31, 2025, are summarized as follows:

Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance March 31, 2025

August 24, 2028	$	USD 6.25	800,000	-	-	-	800,000
March 13, 2026		$4.00	341,592	-	-	-	341,592
April 29, 2026		$4.00	-	247,471	-	-	247,471
November 14, 2026		$4.00	-	3,045,500	-	-	3,045,500

Total			1,141,592	3,292,971	-	-	4,434,563

Weighted average exercise price			$5.58	$4.00	$-	$-	$4.92

Weighted average remaining life (years)			3.67				2.04

A continuity of the warrants granted for the year ended March 31, 2024, are summarized as follows:

Expiry Date	Exercise Price		Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024

December 2, 2023		$6.50	24,000	-	-	(24,000)	-
August 24, 2028	$	USD 6.25	-	800,000	-	-	800,000
March 13, 2026		$4.00	-	341,592	-	-	341,592

Total			24,000	1,141,592	-	(24,000)	1,141,592

Weighted average exercise price			$6.50	$5.58	$-	$6.50	$5.58

Weighted average remaining life (years)			0.67				3.67

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

10.	CAPITAL STOCK AND RESERVES (Continued)

Warrants (Continued):

The fair value of warrants was allocated to reserves and calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the year ended March 31, 2026	For the year ended March 31, 2025	For the year ended March 31, 2024

Fair value per warrant	$-	$1.94	$3.77
Exercise price	$-	$4.00	$4.00
Expected life (years)	-	2.00	2.00
Interest rate	-	4.30%	3.50%
Annualized volatility (based on historical volatility)	-	100%	111%
Dividend yield	-	0.00%	0.00%

The Company records warrants with an exercise price that is in a currency different from the functional currency as a derivative liability. Any gains or losses are recorded in the consolidated statements of loss and comprehensive loss as they relate to the issue of warrants recorded on the Company’s statement of financial position as a derivative liability measured at fair value through profit or loss. The fair value of the 800,000 transferrable warrants ($823,597) issued on August 24, 2023, are valued based on the price as quoted on the NASDAQ. The warrant derivative liability was calculated using the following assumptions:

	As at March 31, 2026	As at March 31, 2025	As at August 24, 2024

Number of warrants outstanding	800,000	800,000	800,000
Fair Value of each warrant at valuation date	$0.97 USD	$0.14 USD	$0.61 USD
Exchange rate	1.39122	1.43125	1.35397
Fair value of warrants outstanding (derivative liability)	$1,052,094	$152,765	$656,946
Change in fair value of derivatives	$899,329	$498,534*	$166,651

* adjusted by $5,647 for portion allocated to Spin-Out (Note 17).

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

10.	CAPITAL STOCK AND RESERVES (Continued)

Warrants (Continued):

Share purchase warrants outstanding as at March 31, 2026 are as follows:

Issue Date	Number of warrants	Exercise price	Expiry Date

August 24, 2023	800,000(a)	$6.25USD	August 24, 2028
May 20, 2025	20,000	$2.20	May 20, 2026
May 23, 2025	735	$2.20	May 23, 2026
June 4, 2025	7,911	$2.20	June 4, 2026
November 14, 2024	2,216,800(b)	$4.00	November 14, 2026
March 31, 2026	845,100	$4.40	March 31, 2028
	3,890,546

Pursuant to the Arrangement (Note 17), Foremost shall collect and pay to Rio Grande the following amounts:

(a)         $0.8114 per warrant exercised.

(b)         $0.3584 per warrant for warrants exercised at $4.00 exercise price.

During the year ended March 31, 2026, the Company collected $409,392 of warrants exercise proceeds on behalf of Rio Grande, of which $Nil remains payable to Rio Grande  as of March 31, 2026.

Agent warrants:

A continuity of the agent warrants granted for the year ended March 31, 2026 is as follows:

Expiry Date	Exercise Price		Balance March 31, 2025	Granted	Exercised		Expired	Balance March 31, 2026

March 13, 2026		$3.40	3,274	-	-		(3,274)	-
April 29, 2026		$3.40	51	-	-		-	51*
November 14, 2026		$3.00	162,730	-	(162,730	)a	-
March 31, 2028		$3.40	-	98,892	-		-	98,892
August 21, 2028	$	USD 6.25	40,000	-	-		-	40,000

Total			206,055	98,892	(162,730)		(3,274)	138,943

Weighted average exercise price			$4.19	$3.40	$3.00		$3.40	$8.59

Weighted average remaining life (years)			1.96					2.11

* Expired subsequently

Pursuant to the Arrangement (Note 17), Foremost shall, as agent for Rio Grande, collect and pay to Rio Grande the following amount:

(a)	$0.2688 per warrant exercised (162,730 warrants were exercised during the year ended March 31, 2026 resulting in $43,742 collected, of which $Nil remains outstanding as of March 31, 2026).

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

10.	CAPITAL STOCK AND RESERVES (Continued)

Agent Warrants (continued):

A continuity of the agent warrants granted for the year ended March 31, 2025 is as follows:

Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Expired		Balance March 31, 2025

July 19, 2024		$10.00	5,765	-	-	(5,765	)*	-
March 13, 2026		$3.40	3,274	-	-	-		3,274
April 29, 2026		$3.40	-	51	-	-		51
November 14, 2026		$3.00	-	162,730	-	-		162,730
August 21, 2028	$	USD 6.25	40,000	-	-	-		40,000

Total			49,039	162,781	-	(5,765)		206,055

Weighted average exercise price			$6.50	$3.00	$-	$10.00		$4.19

Weighted average remaining life (years)			2.94					1.96

* 5,765 agent warrants expired, resulting in an allocation of share-based reserves of $22,001 to deficit.

A continuity of the agent warrants granted for the year ended March 31, 2024 is as follows:

Expiry Date	Exercise Price		Balance March 31, 2023	Granted		Exercised	Cancelled / Expired	Balance March 31, 2024

August 19, 2024		$10.00	5,765		-	-	-	5,765
March 13, 2026		$3.40	-		3,274	-	-	3,274
August 21, 2028	$	USD 6.25	-		40,000	-	-	40,000

Total			5,765		43,274	-	-	49,039

				$	USD 6.25
Weighted average exercise price			$10.00	$	CAD 3.40	$-	$-	$6.50

Weighted average remaining life (years)			1.13					2.94

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

10.	CAPITAL STOCK AND RESERVES (Continued)

Agent Warrants (continued):

Agent warrants outstanding as at March 31, 2026 are as follows:

Issue Date	Number of warrants	Exercise price	Expiry Date

April 29, 2024	51*	$3.40	April 29, 2026
March 31, 2026	98,892	$3.40	March 31, 2028
August 21, 2023	40,000	$6.25USD	August 21, 2028
	138,943

The fair value of agent warrants was calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the year ended March 31, 2026	For the year ended March 31, 2025	For the year ended March 31, 2024

Fair value per agent warrants	$1.17	$1.24	$7.95
Exercise price	$3.40	$3.00	$8.09
Expected life (years)	2.00	2.00	4.78
Interest rate	2.82%	3.18%	4.09%
Annualized volatility	104.42%	85.95%	113%
Dividend yield	0.00%	0.00%	0.00%